1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Loss Numerator
Net income attributed to Pacific Ethanol, Inc.	$ (5,454)	$ (4,953)	$ (19,057)	$ 3,074
Preferred stock dividends	(312)	(315)	(1,268)	(1,265)
Basic income per share:
Income available to common stockholders	(5,766)	(5,268)	(20,325)	1,809
Diluted income per share:
Income available to common stockholders				$ 1,809
Shares Denominator
Income available to common stockholders				2,249
Diluted income per share:
Income available to common stockholders				2,266
Per-Share Amount
Income available to common stockholders, basic and diluted	$ (0.57)	$ (0.92)	$ (2.81)	$ 0.80
Income available to common stockholders, basic			$ (2.81)	$ 0.80
Loss available to common stockholders, diluted			$ (2.81)	$ 0.8
Warrant
Shares Denominator
Shares excluded from earnings per share basic				13
Option
Shares Denominator
Shares excluded from earnings per share basic				4